Interest and Finance Costs	6 Months Ended
Jun. 30, 2013
Interest and Finance Costs [Abstract]
Interest And Finance Costs
14. Interest and Finance Costs:

The amounts in the accompanying unaudited interim condensed consolidated statements of operations are analyzed as follows:

	Six month period ended June 30,
	2012	2013
Interest incurred on long-term debt	$99,100	$109,510
Amortization and write-off of financing fees	8,180	9,856
Amortization of convertible notes discount	18,621	20,883
Amortization of share lending agreement-note issuance costs	1,483	1,475
Commitment fees, bank charges and other financial expenses	2,329	10,915
Capitalized interest	(27,262)	(34,466)
Total	$102,451	$118,173